Strategic Investment in Prismo Metals Inc. and Intangible Asset (Tables)	12 Months Ended
Apr. 30, 2023
Intangible assets and goodwill [abstract]
Disclosure of level 2 fair value measurement of discount for lack of marketability [Table Text Block]
As at Jan 6, 2023	DLOM
Date	Vizsla	Prismo
06-Jul-23	10.6%	21.3%
06-Jan-24	15.9%	28.1%
06-Jul-24	18.0%	30.1%
06-Jan-25	20.4%	31.4%

Disclosure of intangible asset [Table Text Block]
	Right of first refusal	Total
Cost	$	$
Balance - April 30, 2022	-	-
Additions	443,930	443,930
Write off as impairment loss	(443,930)	(443,930)
Effect of change in exchange rate	-	-
Balance - April 30, 2023	-	-

Carrying amounts
As at April 30, 2022	-	-
As at April 30, 2023	-	-

Disclosure of strategic investment [Table Text Block]
Strategic
investment
$
Balance - April 30, 2022	-
Additions	1,413,225
Gain (loss) from fair value adjustment	(116,127)
Fair value - April 30, 2023	1,297,098

Disclosure of restricted holding period and voluntary escrow of discount for lack of marketability [Table Text Block]
As at April 30, 2023
Date	DLOM
06-Jul-23	8.90%
06-Jan-24	22.10%
06-Jul-24	27.50%
06-Jan-25	30.00%

Disclosure of Prismo warrants [Table Text Block]
April 30, 2023
Risk Free Interest Rate	3.78%
Expected Dividend Yield	-
Expected Volatility	115.74%
Expected Term in Years	1.69 years